GENERAL	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-        GENERAL

a.
Mer Telemanagement Solutions Ltd. (the "Company" or "MTS") was incorporated on December 27, 1995. MTS and its subsidiaries (the "Group") is a worldwide provider of telecom expense management ("TEM"), mobile virtual network enabler ("MVNE"), mobile money solutions and online video advertising solutions and services.

The Company's wholly-owned subsidiaries in the United States and Hong Kong, MTS IntegraTRAK Inc. and MTS Asia Ltd., act as marketing and customer service organizations in those countries.

The Company's shares are listed for trade on the NASDAQ Capital Market under the symbol "MTSL".

On April 1, 2015, the Company acquired 100% of the outstanding shares of Vexigo Ltd. ("Vexigo"), a privately-held Israeli-based software company supporting video advertising over the internet and mobile devices (for further information refer to Note 3 - Business Combination). Vexigo is a global provider of online video advertising software and services delivering compelling results through a propriety in-house technology and an easy-to-use and very effective publishing platform specifically designed for content publishers. The online video advertising is provided through Vexigo, which has proprietary in-house technology solution specifically designed for content publishers. The Vexigo solution for online and mobile platforms supports multiple ad formats and interactive ad units.

Regarding Vexigo technology and goodwill impairment in 2016, see note 1c bellow.

b.
In March 2009, the Company discontinued the operations of TABS Brazil Ltda. its wholly owned subsidiary in Brazil. The results of operations of such subsidiary, which is inactive, are classified as discontinued operations in the statement of operations.

The summarized results of operations for TABS Brazil Ltda. for the years ended December 31, 2014, 2015 and 2016, are as follows:

	Year ended December 31,
	2016	2015	2014

Net income (loss) from discontinued operations	$(27)	$177	$80

Basic and diluted net income per Ordinary share from discontinued operations	$0.00	$0.02	$0.02

c.
The Company has incurred an accumulated deficit of approximately $24,704 since inception. As of December 31, 2016, the Company's total shareholders' equity amounted to $1,860. During the year ended December 31, 2016, the Company incurred an operating loss of $5,684 and its cash flows used in operating activities amounted to $726.

As of December 31, 2016, the Company had $1,644 in cash and cash equivalents and short-term marketable securities, out of which $136 held by the Company is pledged to secure future rent payments for the Company's facilities in Israel.

As stated above, the Company acquired 100% of the outstanding shares of Vexigo in consideration of $3,000 at closing and two additional payments of $500 each that were to be paid three months and six months following the closing date. The agreement further provides for earn-out payments of up to $16,000 over a 5.5 years period from the closing date, based on the earnings of the Vexigo product line.

In addition, the Company was obligated to pay the former Vexigo shareholders a dividend in the amount of approximately $1,000 which was declared before the acquisition and the working outstanding capital amount at the closing date in the amount of approximately $ 600.

On May 11, 2015, the Company issued an aggregate of 227,271, Ordinary shares in a private placement of securities. The aggregate proceeds of this issuance was $500.

In September 2015, the former Vexigo shareholders agreed that payment of the two remaining installments related to the acquisition consideration would be postponed until January 1, 2016.

In February 2016, the Company further renegotiated and extended the total amount of $2,600 of payments due to Vexigo's former shareholders. The new payment schedule will end in October 2017. As part of this arrangement, the parties also agreed that if, at any time, Company's cash balance will be lower than $2,500, than the Company will stop payments until its cash balances return to that level. During 2016, the Company paid an aggregate amount of $1,400 to the former Vexigo shareholders and based on the current level of cash balance, the Company does not expect to pay the outstanding balance during 2017. As of December 31, 2016, the outstanding balance due to Vexigo's shareholders was $ 1,200.

In May 2016, the Company completed a private placement of 648,475 Ordinary shares, for an aggregate investment of approximately $700, out of which $400 was invested by former Vexigo shareholders.

During the fourth quarter of 2016, the Company performed its annual impairment test of its reporting units. Based on the impairment analysis and in light of the deterioration in Vexigo's results, the Company concluded that the carrying value of the Video Advertising reporting unit exceeded its fair value, which resulted in a full impairment of the goodwill and technology of this business unit.

The Company believes that its cash on hand as of December 31, 2016 and the expected cash flows from operations will be sufficient to meet its working capital and capital expenditure requirements for at least the following 12 months from the financial statements issuance date. In the event the Company is not successful in generating sufficient cash from its current operations, the Company may be required to obtain financing from external sources or further reduce its level of expenditures (See Note 15 regarding reduction in expenditures made subsequent the balance sheet date).